Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€) € / shares shares	Apr. 30, 2025 EUR (€) € / shares	Dec. 31, 2024 USD ($)	Apr. 24, 2024 EUR (€) € / shares	Apr. 28, 2021 USD ($)
Disclosure of classes of share capital [line items]
Issued capital | $	$ 1,736				$ 1,736
Dividend declared | €				€ 1,986		€ 1,645
Dividend paid date	May 08, 2025	May 07, 2024
Profit attributable to equity holders | $	$ 3,824	$ 2,564
Number of antidilutive share options outstanding	25,000,000	45,000,000	25,000,000
Dividend payout date	Apr. 30, 2025	Apr. 24, 2024
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares				€ 1		€ 0.82
Ambev [member]
Disclosure of classes of share capital [line items]
Share buyback for an amount | $	$ 314
Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number Of Borrowed Shares Outstanding	26,700,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of treasury shares owned by ABI & subsidiaries	66,600,067		66,600,067
Restricted shares	222,042,165
Par value per share | € / shares			€ 0.61
Treasury shares owned by company	$ 49,852,185		€ 40,626,041
Stock repurchase program, authorized amount | $							$ 2,000
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued	326,000,000
Number of restricted shares converted into ordinary shares	104,000,000
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $	$ 2,694
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage	15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital	$ 1,735,915		€ 1,238,608
Number of treasury shares owned by ABI & subsidiaries	66,600,067		66,600,067
Number of shares authorized	2,019,241,973		2,019,241,973
Unissued capital | €			€ 37
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of treasury shares owned by ABI	65,961,706		65,961,706
Percentage of shares repurchased	1.71%		1.71%
Stock repurchased during period, value | $	$ 2,000
Stock repurchased during period, shares	34,615,419		34,615,419